Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)
Year					TSR ($)	Peer Group TSR ($)	Net Income(5) ($ Millions)	Adjusted EBITDA(6) ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	37,245,853	(19,023,223)	3,705,930	(4,976,312)	142.15	94.38	700	1,722
2021	16,065,575	84,901,421	3,997,020	13,836,953	212.44	116.82	749	1,670
2020	13,701,224	50,134,364	3,470,581	8,371,189	139.00	86.25	526	1,495
(1)	The PEO for each year was Mark W. Begor. The Non-PEO NEOs for each year were John W. Gamble, Jr., Rodolfo O. Ploder, Bryson R. Koehler and Sid Singh. In addition, John J. Kelley III was also a Non-PEO NEO for 2022.
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	37,245,853	—	(35,099,949)	—	(21,169,127)	(19,023,223)
2021	16,065,575	—	(10,100,018)	—	78,935,864	84,901,421
2020	13,701,224	—	(8,100,093)	—	44,533,233	50,134,364

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,705,930	(26,920)	(2,690,029)	301,260	(6,266,553)	(4,976,312)
2021	3,997,020	(695,800)	(1,437,511)	221,525	11,751,719	13,836,953
2020	3,470,581	(515,025)	(1,175,090)	191,875	6,398,848	8,371,189

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	30,272,378	(22,538,666)	—	(28,902,839)	—	—	(21,169,127)
2021	25,863,220	43,944,377	—	9,128,267	—	—	78,935,864
2020	12,132,649	32,244,416	—	156,169	—	—	44,533,233

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,161,999	(2,843,849)	—	(5,584,703)	—	—	(6,266,553)
2021	3,521,290	7,838,539	—	391,890	—	—	11,751,719
2020	1,760,090	4,337,937	—	300,821	—	—	6,398,848
(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Banks Index (Industry Group), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Banks Index (Industry Group), respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	This column presents the Company’s consolidated net income as reported in our Form 10-K for each covered year.
(6)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined in Annex A to this Proxy Statement.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]					(1)The PEO for each year was Mark W. Begor. The Non-PEO NEOs for each year were John W. Gamble, Jr., Rodolfo O. Ploder, Bryson R. Koehler and Sid Singh. In addition, John J. Kelley III was also a Non-PEO NEO for 2022.
Peer Group Issuers, Footnote [Text Block]					(4)The Peer Group TSR set forth in this table utilizes the S&P 500 Banks Index (Industry Group), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Banks Index (Industry Group), respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 37,245,853	$ 16,065,575	$ 13,701,224
PEO Actually Paid Compensation Amount	[1],[2],[3]	(19,023,223)	84,901,421	50,134,364
Adjustment To PEO Compensation, Footnote [Text Block]	(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	37,245,853	—	(35,099,949)	—	(21,169,127)	(19,023,223)
2021	16,065,575	—	(10,100,018)	—	78,935,864	84,901,421
2020	13,701,224	—	(8,100,093)	—	44,533,233	50,134,364

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,705,930	(26,920)	(2,690,029)	301,260	(6,266,553)	(4,976,312)
2021	3,997,020	(695,800)	(1,437,511)	221,525	11,751,719	13,836,953
2020	3,470,581	(515,025)	(1,175,090)	191,875	6,398,848	8,371,189

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	30,272,378	(22,538,666)	—	(28,902,839)	—	—	(21,169,127)
2021	25,863,220	43,944,377	—	9,128,267	—	—	78,935,864
2020	12,132,649	32,244,416	—	156,169	—	—	44,533,233

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,161,999	(2,843,849)	—	(5,584,703)	—	—	(6,266,553)
2021	3,521,290	7,838,539	—	391,890	—	—	11,751,719
2020	1,760,090	4,337,937	—	300,821	—	—	6,398,848

Non-PEO NEO Average Total Compensation Amount	[1]	3,705,930	3,997,020	3,470,581
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ (4,976,312)	13,836,953	8,371,189
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	37,245,853	—	(35,099,949)	—	(21,169,127)	(19,023,223)
2021	16,065,575	—	(10,100,018)	—	78,935,864	84,901,421
2020	13,701,224	—	(8,100,093)	—	44,533,233	50,134,364

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,705,930	(26,920)	(2,690,029)	301,260	(6,266,553)	(4,976,312)
2021	3,997,020	(695,800)	(1,437,511)	221,525	11,751,719	13,836,953
2020	3,470,581	(515,025)	(1,175,090)	191,875	6,398,848	8,371,189

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	30,272,378	(22,538,666)	—	(28,902,839)	—	—	(21,169,127)
2021	25,863,220	43,944,377	—	9,128,267	—	—	78,935,864
2020	12,132,649	32,244,416	—	156,169	—	—	44,533,233

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,161,999	(2,843,849)	—	(5,584,703)	—	—	(6,266,553)
2021	3,521,290	7,838,539	—	391,890	—	—	11,751,719
2020	1,760,090	4,337,937	—	300,821	—	—	6,398,848

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO and Average NEO Compensation Actually Paid Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Consolidated Net Income during the three most recently completed fiscal years.

PEO and Non-PEO NEO Compensation Actually Paid Versus Consolidated Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

PEO and Non-PEO NEO Compensation Actually Paid Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Banks Index (Industry Group) over the same period.

Comparison of Cumulative Company TSR and S&P 500 Banks Index (Industry Group)

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance.

The measures in this table are not ranked.

Adjusted EBITDA
Revenue
TSR
Relative TSR

Total Shareholder Return Amount	[4]	$ 142.15	212.44	139
Peer Group Total Shareholder Return Amount	[4]	94.38	116.82	86.25
Net Income (Loss)	[5]	$ 700	$ 749	$ 526
Company Selected Measure Amount	[6]	1,722	1,670	1,495
PEO Name				Mark W. Begor
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name					Relative TSR
Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,266,553)	$ 11,751,719	$ 6,398,848
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,521,290	1,760,090
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,843,849)	7,838,539	4,337,937
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,584,703)	391,890	300,821
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(35,099,949)	(10,100,018)	(8,100,093)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,169,127)	78,935,864	44,533,233
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,169,127)	78,935,864	44,533,233
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,272,378	25,863,220	12,132,649
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			43,944,377	32,244,416
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(28,902,839)	9,128,267	156,169
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,690,029)	(1,437,511)	(1,175,090)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,266,553)	11,751,719	6,398,848
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(26,920)	(695,800)	(515,025)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		301,260	$ 221,525	$ 191,875
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,161,999
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (22,538,666)

[1]	(1)The PEO for each year was Mark W. Begor. The Non-PEO NEOs for each year were John W. Gamble, Jr., Rodolfo O. Ploder, Bryson R. Koehler and Sid Singh. In addition, John J. Kelley III was also a Non-PEO NEO for 2022.
[2]	(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
[3]	(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	37,245,853	—	(35,099,949)	—	(21,169,127)	(19,023,223)
2021	16,065,575	—	(10,100,018)	—	78,935,864	84,901,421
2020	13,701,224	—	(8,100,093)	—	44,533,233	50,134,364

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,705,930	(26,920)	(2,690,029)	301,260	(6,266,553)	(4,976,312)
2021	3,997,020	(695,800)	(1,437,511)	221,525	11,751,719	13,836,953
2020	3,470,581	(515,025)	(1,175,090)	191,875	6,398,848	8,371,189

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	30,272,378	(22,538,666)	—	(28,902,839)	—	—	(21,169,127)
2021	25,863,220	43,944,377	—	9,128,267	—	—	78,935,864
2020	12,132,649	32,244,416	—	156,169	—	—	44,533,233

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,161,999	(2,843,849)	—	(5,584,703)	—	—	(6,266,553)
2021	3,521,290	7,838,539	—	391,890	—	—	11,751,719
2020	1,760,090	4,337,937	—	300,821	—	—	6,398,848

[4]	(4)The Peer Group TSR set forth in this table utilizes the S&P 500 Banks Index (Industry Group), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Banks Index (Industry Group), respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	(5)This column presents the Company’s consolidated net income as reported in our Form 10-K for each covered year.
[6]	(6)We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined in Annex A to this Proxy Statement.